Cover	Aug. 20, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2020
Entity File Number	001-38014
Entity Registrant Name	NewAge, Inc.
Entity Central Index Key	0001579823
Entity Tax Identification Number	27-2432263
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	2420
Entity Address, Address Line Two	17th Street
Entity Address, Address Line Three	Suite 220
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	566-3030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NBEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	New Age Beverages Corporation